Current and long-term debt - 2020 $225.0 Million credit facility (Details)	1 Months Ended					2 Months Ended
	Dec. 31, 2021 USD ($) vessel	Sep. 30, 2020 USD ($) vessel	Jun. 30, 2020 USD ($) vessel	May 31, 2020 USD ($)	Aug. 31, 2018	Nov. 30, 2020 USD ($) vessel	Dec. 31, 2020 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,541,678,000						$ 2,415,326,000
Minimum ratio for fair value of vessels					115.00%
STI Gallantry and STI Guard
Disclosure of detailed information about borrowings [line items]
Number of vessels sold | vessel	2
2020 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 225,000,000.0			$ 225,000,000.0
Repayments of borrowings			$ 87,700,000
Loan maximum borrowing capacity							$ 2,200,000
Borrowings instrument, term				5 years
Periodic borrowing payment amount				$ 4,100,000
Net debt to capitalization ratio				0.65
Consolidated tangible net worth				$ 1,400,000,000
2020 $225.0 Million Credit Facility | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel							2
2020 $225.0 Million Credit Facility | Minimum | Borrowings, Financial Covenants, Period One
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels				130.00%
2020 $225.0 Million Credit Facility | Maximum | Borrowings, Financial Covenants, Period Two
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels				140.00%
2020 $225.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount				$ 25,000,000
2020 $225.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel				500,000
Consolidated liquidity requirement per each chartered-in vessel				250,000
2020 $225.0 Million Credit Facility | 2020 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	225,000,000.0			$ 225,000,000.0
2018 CMBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 54,000,000
Deposit in debt service reserve account		2,000,000
CSSC Scrubber Lease Financing and CSSC Lease Financing
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings						$ 81,700,000
Prepayments						1,600,000
2021 Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	70,200,000
2021 Ocean Yield Lease Financing | 2020 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 42,300,000
STI Savile Row, STI Spiga, STI Kingsway and STI Carnaby | 2020 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel			4
STI Savile Row, STI Spiga, STI Kingsway and STI Carnaby | 2020 $225.0 Million Credit Facility | 2020 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 101,200,000
STI Pride and STI Providence | 2020 $225.0 Million Credit Facility | CMBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 43,700,000
Number of vessels | vessel		2
STI Nautilus , STI Guard and STI Gallantry | 2020 $225.0 Million Credit Facility | CSSC Scrubber Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 71,800,000
Number of vessels | vessel						3